Summary of Significant Accounting Policies - Research and Development Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development incentive receivable, total	$ 49,000	$ 128,000
Incentives receivable, Beginning balance	128,312
UK research and development incentives	24,897
Adjustments to 2021 and 2022 incentives earned	(1,113)
UK research and development incentives cash receipt	(104,422)
Foreign currency translation	1,688
Incentives receivable, Ending balance	49,362
Current Receivables
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Incentives receivable, Beginning balance	104,198
UK research and development incentives, transfer	24,114
Adjustments to 2021 and 2022 incentives earned	(1,113)
UK research and development incentives cash receipt	(104,422)
Foreign currency translation	1,117
Incentives receivable, Ending balance	23,894
Long Term Receivable
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Incentives receivable, Beginning balance	24,114
UK research and development incentives, transfer	(24,114)
UK research and development incentives	24,897
Foreign currency translation	571
Incentives receivable, Ending balance	$ 25,468